Summary of Material Accounting Policies - Additional Information (Details)					12 Months Ended
		Feb. 08, 2024	Jan. 29, 2024	Jan. 28, 2024	Dec. 31, 2024 MXN ($) Option	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares
Disclosure of detailed information about significant accounting policies [line items]
VAT tax refunds					$ 80,359,000	$ 116,774,000
Allowance from vendors					0	0	$ 0
Short term investments					36,885,000	25,334,000
Uncertain tax positions					$ 0	0	0
Options vesting period					5 years
Share based compensation arrangement by share based payment award vesting percentage					25.00%
Shared-based payment	[1]				$ 523,143,000	$ 384,566,000	$ 303,789,000
Share split		3	3
Share option expiry date					Dec. 31, 2030
Dilutive effects onsidered in calculation of earnings per share | shares						0	0
Class C Shares
Disclosure of detailed information about significant accounting policies [line items]
Share split				3
Equity Incentive Plan
Disclosure of detailed information about significant accounting policies [line items]
Number of options granted | Option					1,310,000
Share based compensation arrangement by share based payment award vesting percentage					25.00%
Shared-based payment					$ 27,171,000
Vesting period of share options					4 years
Common Options
Disclosure of detailed information about significant accounting policies [line items]
Shared-based payment					$ 475,198,000	$ 244,352,000	$ 152,113,000
Exit Share Options
Disclosure of detailed information about significant accounting policies [line items]
Shared-based payment					$ 20,774,000	$ 140,214,000	$ 151,676,000

[1]	The share-based payments in 2024, 2023 and 2022 were comprised of Ps.502,369, Ps.244,352 and Ps.152,113, respectively, in respect of options granted under the 2004 Option Plan and the Equity Incentive Plan.